Income taxes - Deferred tax assets not recognized (Details) $ in Millions	Dec. 31, 2022 USD ($)
Deferred tax assets and liabilities
Undistributed reserves of subsidiaries for which no deferred tax liability is recognized	$ 1,103
Unrecognised deferred tax assets	3,854
France
Deferred tax assets and liabilities
Unrecognised deferred tax assets	1,189
Canada
Deferred tax assets and liabilities
Unrecognised deferred tax assets	$ 998